Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Note 3 — Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles that are generally accepted in the United States of America (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. The results of the Company’s operations for the three and nine months ended September 30, 2022, are not necessarily indicative of the results to be expected for the year ending December 31, 2022. These interim unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes for the years ended December 31, 2021, and 2020 included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission (the “SEC”) on April 14, 2022, as amended by Amendment No. 1 to the Company’s Annual Report on Form 10-K/A filed with the Securities and Exchange Commission (the “SEC”) on May 23, 2022, and Amendment No. 2 on Form 10-K filed with the SEC on June 1, 2022.

TTM Digital Reverse Merger and Sysorex Recapitalization

On April 8, 2021, the Company, TTM Digital, and TTM Acquisition Corp., a Nevada corporation, and a wholly owned subsidiary of Sysorex (“MergerSub”), entered into an Agreement and Plan of Merger (the “Merger Agreement”). Under the terms of the Merger Agreement, the parties agreed that Sysorex would acquire TTM Digital by way of a reverse triangular merger, subject to certain closing conditions (the “Merger”). On April 14, 2021 (the “Effective Time”), the closing conditions delineated in the Merger Agreement were satisfied and the Merger closed. At the Effective Time, the MergerSub was merged with and into TTM Digital with TTM Digital surviving the Merger.

Under the terms of the Merger Agreement, the shareholders of TTM Digital received a right to receive an aggregate of 124,218,268 shares of Sysorex common stock, $0.00001 par value per share (the “Merger Shares”) in exchange for their shares of TTM Digital. Simultaneously, upon the issuance of the Merger Shares to the TTM Digital shareholders, Sysorex was issued all of the authorized capital of TTM Digital and TTM Digital became a wholly owned subsidiary of Sysorex (together, the “Combined Company”). The Merger resulted in a change of control, with the shareholders of TTM Digital receiving that number of Merger Shares equal to approximately eighty percent (80%) of the outstanding shares of capital stock of Sysorex including the effect of the Sysorex Recapitalization as discussed in TTM Digital Reverse Merger and Sysorex Recapitalization. Due to the TTM Digital shareholders acquiring a controlling interest in Sysorex after the merger, the transaction was accounted for as a reverse acquisition for accounting purposes, with TTM Digital being the accounting acquirer and reporting entity. Therefore, the historical amounts presented prior to the Merger are those of TTM Digital. The Merger is accounted for under the acquisition method of accounting applied to Sysorex as the accounting acquiree under the guidance of the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 805 Business Combinations (“ASC 805”).

Discontinued Operations

As discussed in Note 5 – Discontinued Operation, the Company made the decision to divest its mining equipment and the data center of the TTM Digital reporting unit (“TTM Assets”) and commenced discussions with a third party to execute an asset sale. As a result of the decision to divest operating assets of the TTM Digital reporting unit, the Company has determined that the subject assets met the definition of assets held for sale as defined by ASC 205-20 – Presentation of Financial Statements – Discontinued Operations. As of December 31, 2021, the Company determined the TTM Assets represented discontinued operations as it constituted a disposal of a significant component and a strategic shift that will have a material effect on the Company’s operations and financial results. As a result, the Company reclassified the balances and activities of the TTM Assets from their historical presentation to assets held for sale and assets and liabilities – discontinued operations on the Condensed Consolidated balance sheets and to gain from discontinued operations on the Condensed Consolidated statements of operations for the periods presented.

On June 10, 2022, the definition of “TTM Assets” was amended and restated to read “(i) all of the Seller Parties’ GPUs and related assets, supporting equipment and software (including software licenses, if any).  As a result, all of TTM assets have been classified and reported as assets held for sale in the condensed consolidated balance sheets, and all associated revenues and costs are reported as discontinued operations in the condensed consolidated statement of operations. As of November 2022, the parties have not entered into definitive transaction agreements and accordingly, the transaction will not proceed. As of September 30, 2022, the Company has performed an assessment and determined that TTM Assets are held for sale and reported as discontinued  operations. TTM is exploring future possibilities of hosting client computing, and TTM continues to evaluate all its options, including the sale of its assets to maximize revenue streams utilizing its current assets.

Note 3 — Basis of Presentation

TTM Digital Reverse Merger and Sysorex Recapitalization

On April 8, 2021, the Company, TTM Digital, and TTM Acquisition Corp., a Nevada corporation, a wholly owned subsidiary of Sysorex (“MergerSub”), entered into an Agreement and Plan of Merger (the “Merger Agreement”). Under the terms of the Merger Agreement, the parties agreed that Sysorex would acquire TTM Digital by way of a reverse triangular merger, subject to certain closing conditions (the “Merger”). On April 14, 2021 (the “Effective Time”), the closing conditions delineated in the Merger Agreement were satisfied and the Merger closed. At the Effective Time, the MergerSub was merged with and into TTM Digital with TTM Digital surviving the Merger.

Under the terms of the Merger Agreement, the shareholders of TTM Digital received a right to receive an aggregate of 124,218,268 shares of Sysorex common stock, $0.00001 par value per share (the “Merger Shares”) in exchange for their shares of TTM Digital. Simultaneously, upon the issuance of the Merger Shares to the TTM Digital shareholders, Sysorex was issued all of the authorized capital of TTM Digital and TTM Digital became a wholly owned subsidiary of Sysorex (together, the “Combined Company”). The Merger resulted in a change of control, with the shareholders of TTM Digital receiving that number of Merger Shares equal to approximately eighty percent (80%) of the outstanding shares of capital stock of Sysorex including the effect of the Sysorex Recapitalization as discussed in TTM Digital Reverse Merger and Sysorex Recapitalization. Due to the TTM Digital shareholders acquiring a controlling interest in Sysorex after the merger, the transaction was accounted for as a reverse acquisition for accounting purposes, with TTM Digital being the accounting acquirer and reporting entity. Therefore, the historical amounts presented prior to the Merger are those of TTM Digital. The Merger is accounted for under the acquisition method of accounting applied to Sysorex as the accounting acquiree under the guidance of the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 805 Business Combinations (“ASC 805”). In accordance with acquisition method guidance under ASC 805, the purchase consideration was $0.3 million.

As discussed in Note 5 Segment Reporting after the completion of the Merger the Company reports two segments (“TTM Digital” and “Sysorex Government Services”) which are also defined as reporting units for impairment assessment purposes. See Note 5- Segment Reporting and Note 6, Discontinued Operations for additional information.

In the purchase price allocation of the fair value of assets acquired and liabilities assumed, the Company has recognized an excess of net liabilities assumed over the determined fair value of the Sysorex Government Services Reporting Unit. The excess of the purchase price over the net liabilities assumed was allocated to goodwill in the amount of $1.6 million based upon the underlying value of the Sysorex Government Services Reporting Unit with any additional excess determined to be a separate transaction from the business combination attributable to acquisition-related costs for the benefit of the TTM Digital shareholders in achieving liquidity for their shares as publicly traded instruments. These costs were determined to not have future economic benefits or synergies to the Combined Company operations and were expensed as of the Effective Time under the caption “Merger Charges” in the accompanying consolidated statement of operations.

Subsequent to the Merger Agreement the majority of the Sysorex debt, certain liabilities classified as current and a forward consulting contract with a former member Sysorex board of director’s (the “Debt Items”) aggregating $19.4 million were converted to 34,097,255 Sysorex shares when fully issued (the “Sysorex Recapitalization”). 25,985,633 shares were immediately issued, a prefunded warrant was issued for 5,111,622 shares and the right to receive 3,000,000 shares of Sysorex stock at a future date at the option of the holder subject to certain events. As a result of the Debt Items not having original contractual conversion features the holders of the Debt Items are not classified as owners of Sysorex in the Merger and the Sysorex Recapitalization is accounted for as a separate transaction occurring immediately following the Merger under the guidance of ASC 805. Under the Exchange Agreement executed with each debt holder, the Debt Items were converted at a contractual conversion rate of $0.569 per share (the “Conversion Price”). As a part of the Sysorex Recapitalization, the Company recognized $2.0 million in debt restructuring fees expense and consulting contract costs of $0.7 million in the consolidated statement of operations for the period ended December 31, 2021, respectively.

The following table presents the fair value of the identified assets acquired and liabilities assumed at the Merger date, the effect of the Sysorex Recapitalization on the assets acquired and liabilities assumed, and the net assets acquired, and liabilities assumed for the aggregate of the reverse acquisition and Merger Charges and Sysorex Recapitalization separate transactions:

	Reverse	Sysorex	Aggregate
	Acquisition	Recapitalization	Fair
(In thousands of dollars)	Fair Value	Fair Value	Value

Cash	$28	$-	$28
Accounts receivable	4,673	-	4,673
Prepaid assets and other current assets	2,551	(1,289)	1,262
Property and equipment	7	-	7
Goodwill	1,634	-	1,634
Customer Relationships Intangible	1,900	-	1,900
Tradename Intangible	1,060	-	1,060
Other assets	29	-	29
Accounts payable	(10,437)	519	(9,918)
Accrued liabilities	(2,722)	1,589	(1,133)
Deferred revenue	(590)	-	(590)
Short term debt	(7,136)	3,871	(3,265)
Long term debt	(12,711)	12,711	-
Other liabilities	(9)	-	(9)

Fair value allocated to net assets / (liabilities)	$(21,723)	$17,401	$(4,322)

Fair value of consideration and recapitalization equity	$281	$19,401	$19,682
Merger charges	(22,004)	-	(22,004)
Debt restructuring fees	-	(2,000)	(2,000)

Net Sysorex equity and charges to income (loss)	$(21,723)	$17,401	$(4,322)

For the year ended December 31, 2021, the Company incurred approximately $3.1 million of acquisition related costs that are included in general and administrative expenses in the accompanying consolidated statement of operations. From the acquisition date to December 31, 2021, revenues, and operating loss for the accounting acquiree Sysorex were approximately $ 8.3 million and $ (3.2) million (excluding the acquisition related costs, merger charges and debt restructuring fees described above), respectively.

Pro Forma Financial Information

The following proforma results of operations are presented for information purposes. The proforma results of operations are not intended to present actual results that would have been attained had the reverse merger and Sysorex Recapitalization been completed as of January 1, 2020, or to project potential operating results as of any future date or for any future periods. The revenue and net loss of the reverse merger accounting acquiree for the year ended December 31, 2021, included in the consolidated statement of operations amounted to approximately $8.3 million and $(27.4) million, respectively:

	December 31,
	2021 (As Restated)	2020

Total Revenues	$26,519	$13,394

Net Loss (b)	(24,160)	(1,993)

Net Loss per share - basic and diluted	(0.174)	(0.026)

Weighted Average Shares Outstanding - basic and diluted	139,061,084	75,540,013

Supplemental Pro forma Information (a)

Merger charges	22,004	-
Restructuring fee	2,000	-
Transaction costs - Accounting acquirer and acquiree	3,093	-

Total Nonrecurring Pro forma Adjustments	27,097	-

(a)	Supplemental Pro forma Information consists of material, nonrecurring pro forma adjustments directly attributable to the reverse acquisition and Sysorex Recapitalization

(b)	Net Loss does not include supplemental pro forma information included in (a) above.

Discontinued Operations

As discussed in Note 6 – Discontinued Operation, in the fall of December 2021, the Company made the decision to divest certain mining equipment and the data center of the TTM Digital reporting unit (“TTM Assets”) and commenced discussions with a third party to execute an asset sale. As a result of the decision to divest certain operating assets of the TTM Digital reporting unit, the Company has determined that the subject assets met the definition of assets held for sale as defined by ASC 205-20 – Presentation of Financial Statements – Discontinued Operations. The Company determined the TTM Assets represented discontinued operations as it constituted a disposal of a significant component and a strategic shift that will have a material effect on the Company’s operations and financial results. As a result, the Company reclassified the balances and activities of the TTM Assets from their historical presentation to assets held for sale and assets and liabilities – discontinued operations on the consolidated balance sheets and to gain (loss) from discontinued operations on the consolidated statements of operations for the periods presented.